(Losses)/Earnings per Common Share	12 Months Ended
Dec. 31, 2012
(Losses)/earnings per share
(LOSSES)/EARNINGS PER COMMON SHARE [Text Block]
NOTE 21: EARNINGS/(LOSSES) PER COMMON SHARE
Basic and diluted net earnings/(losses) per share are computed using the weighted-average number of common shares outstanding. The computations of basic and diluted earnings/(losses) per share for each of the years ended December 31, 2012, 2011 and 2010, are as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net income/(loss) attributable to Navios Logistics' stockholders	$156	$(196)	$5,600

Weighted average number of shares, basic and diluted	20,000	20,000	20,000

Net earnings/(losses) per share from continuing operations:
Basic	$0.0078	$(0.0098)	$0.2800

Diluted	$0.0078	$(0.0098)	$0.2800

At December 31, 2012, 2011 and 2010, the Company had no dilutive or potentially dilutive securities, accordingly there is no difference between basic and diluted net earnings/(losses) per share.